Contingencies and Commitments (Q3)	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2019
Contingencies and Commitments [Abstract]
Contingencies and Commitments
12.	Contingencies and Commitments

Operating Leases

The Company recorded rent expense of $3.2 million and $2.6 million during the three months ended June 30, 2020 and 2019, respectively, and $9.3 million and $7.2 million during the nine months ended June 30, 2020 and 2019, respectively. The Company leases certain facilities and equipment under noncancelable operating lease agreements having terms in excess of one year, which expire at various dates through 2037.

Claims and Litigation

The Company is involved in various legal proceedings as either the defendant or plaintiff. Due to their nature, such legal proceedings involve inherent uncertainties including, but not limited to, court rulings, negotiations between the affected parties and other actions. Management assesses the probability of losses or gains for such contingencies and accrues a liability and/or discloses the relevant circumstances as appropriate. In the opinion of management, it is not reasonably probable that the pending litigation, disputes or claims against the Company, if decided adversely, will have a material adverse effect on its financial condition, results of operations or cash flows. Additionally, based on the Company’s review of the various types of claims currently known, there is no indication of a material reasonably possible loss in excess of amounts accrued. The Company currently does not anticipate that any known claim will materially adversely affect our financial condition, liquidity, or results of operations. However, the outcome of any matter cannot be predicted with certainty, and an unfavorable resolution of one or more matters presently known or arising in the future could have a material adverse effect on the Company’s financial condition, liquidity or results of operations.

4	Commitments and Contingencies
We did not have any commitments or contingencies as of April 3, 2019 or September 30, 2019.